COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2019 USD ($)
Contractual Obligations, Less than one year	$ 27,552,916
Contractual Obligations, One to two years	17,128,345
Contractual Obligations, Two to three years	0
Contractual Obligations, Three to four years	0
Contractual Obligations, Four to five years	0
Purchase of plasma commitment [Member]
Contractual Obligations, Less than one year	17,633,688
Contractual Obligations, One to two years	16,026,209
Contractual Obligations, Two to three years	0
Contractual Obligations, Three to four years	0
Contractual Obligations, Four to five years	0
Capital commitment [Member]
Contractual Obligations, Less than one year	9,919,228
Contractual Obligations, One to two years	1,102,136
Contractual Obligations, Two to three years	0
Contractual Obligations, Three to four years	0
Contractual Obligations, Four to five years	$ 0